UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21842
                                                    ----------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2006
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                               SEMI-ANNUAL REPORT
                FOR THE PERIOD MARCH 21, 2006 TO APRIL 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                                 APRIL 30, 2006

Shareholder Letter ........................................................    1
Portfolio Commentary ......................................................    2
Portfolio Components ......................................................    3
Portfolio of Investments ..................................................    4
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Additional Information ....................................................   15
  Dividend Reinvestment Plan
  Proxy Voting Policies and Procedures
  Portfolio Holdings
  By-Law Amendment
  Board Approval of Advisory and Sub-Advisory Agreements

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Valhalla Capital Partners, LLC ("Valhalla") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Strategic High Income Fund II's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Valhalla and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's sub-advisor, Valhalla, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, personnel of the Advisor and Valhalla personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST STRATEGIC HIGH INCOME FUND II (FHY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

Dear Shareholders:

We are pleased to present the first semi-annual report of First Trust Strategic High Income Fund II (the "Fund") (NYSE Symbol: FHY). Although it is a short reporting period, the Fund is off to a good start. We launched and closed the common equity offering in March 2006. Since that time, the Fund has achieved a slightly positive total return based on net asset value ("NAV"). During this reporting period the Fund's market price remained above its initial offer price of $20.00. We are happy to report that the market price is currently trading at a premium to NAV.

As you know, the Fund's primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital growth. The Fund intends to achieve its investment objectives by investing in a diversified portfolio of below-investment grade and investment grade debt securities, and equity securities that the sub-advisor believes offer attractive yield and/or capital appreciation potential.

The Fund's advisor is First Trust Advisors L.P. ("First Trust") and is sub-advised by Valhalla Capital Partners, LLC ("Valhalla"). Valhalla is a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities. The three managing partners have 47 years combined industry experience and the investment team has an average of over 10 years experience working with high-yield and structured finance securities. Valhalla currently manages approximately $350 million in assets.

I encourage you to read the portfolio commentary found on the following pages. It includes a review of the Fund's performance and the portfolio managers' outlook for the markets.

We thank you for your confidence in First Trust and Valhalla and will work diligently to keep earning it.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust Strategic High Income Fund II
June 15, 2006

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

OVERVIEW

The First Trust Strategic High Income Fund II ("FHY" or the "Fund") began trading on the New York Stock Exchange on March 28, 2006. The initial offering price was $20.00, and the net asset value ("NAV") at inception was $19.10. During the offering period and the first month of operation, the sub-investment grade market remained relatively stable and interest rates continued to climb. This provided the Fund an opportunity to deploy assets efficiently, and by April 30, 2006, the Fund was more than 80% invested.

PERFORMANCE REVIEW

The Fund's NAV-based total return from inception, March 21, 2006, to April 30, 2006 was 0.16%. The performance was based solely on the NAV of the Fund, as no dividends had yet been declared or paid. The Fund's benchmark, The Lehman Brothers Ba U.S. High Yield Index, produced a 0.42% total return over the same period, much of which came from income. The Fund's market price performance over the same period was 0.00% as the market price remained at its initial offering price of $20.00 per share.

OUTLOOK

Favorable economic trends may keep yields depressed and prices high, making diversification critical to future performance. The strong bid for riskier assets will remain intact only if investors maintain their confidence in the economy. If the market's chief concern shifts from rising interest rates to deteriorating credit metrics, lower-rated assets will likely come under pressure. With the preponderance of its portfolio being invested in seasoned structured finance securities, the Fund is well-positioned for such an environment.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO COMPONENTS+
APRIL 30, 2006 (UNAUDITED)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                            9.4%
Franchise                                        13.7%
Residential Mortgage                             21.6%
Equipment Lease Receivables                       3.1%
Corporate Bonds                                  23.3%
Collateralized Debt Obligations                   9.0%
Commercial Mortgage-Backed Securities             4.0%
Manufactured Housing                             15.9%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


                       See Notes to Financial Statements.                 Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

  PRINCIPAL                                                                                     MARKET
    VALUE                                     DESCRIPTION                                       VALUE
------------  -------------------------------------------------------------------------      -----------
ASSET BACKED SECURITIES - 44.6%
$  1,499,907  ACLC Business Loan Receivables Trust, Series 1999-2,
                 Class D, 9.35%, 1/15/21** ............................................      $ 1,439,878
   4,375,000  Argent Securities Inc., Series 2004-PW1, Class M10,
                 8.21%, 6/25/34**+ ....................................................        3,970,257
   2,301,000  Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3,
                 Class M4, 7.96%, 12/25/33+ ...........................................        2,163,727
   7,269,948  Conseco Finance Securitizations Corp., Series 1999-6,
                 Class M1, 7.96%, 6/01/30** ...........................................          679,286
   1,700,000  Conseco Finance Securitizations Corp., Series 2001-3,
                 Class M1, 7.15%, 5/01/33 .............................................          476,000
   3,000,000  Conseco Finance Securitizations Corp., Series 2002-2,
                 Class M2, 9.16%, 3/01/33 .............................................        1,860,000
   5,000,000  EMAC Owner Trust, LLC, Series 1998-1,
                 Class A3, 6.63%, 1/15/25** ...........................................        3,807,385
   4,431,320  EMAC Owner Trust, LLC, Series 2000-1,
                 Class A1, 6.40%, 1/15/27**+ ..........................................        2,927,440
   5,271,036  EMAC Owner Trust, LLC, Series 2000-1,
                 Class A2, 6.40%, 1/15/27**+ ..........................................        3,534,889
   3,035,744  FMAC Loan Receivables Trust, Series 1996-B,
                 Class A2, 5.90%, 11/15/18**+ .........................................        2,396,901
   6,000,000  FMAC Loan Receivables Trust, Series 1998-CA,
                 Class A3, 6.99%, 6/15/12** ...........................................        5,144,763
   1,744,908  Green Tree Financial Corp., Series 1995-6,
                 Class B1, 7.70%, 9/15/26 .............................................        1,504,983
   2,831,653  Green Tree Financial Corp., Series 1996-6,
                 Class B1, 8.00%, 9/15/27 .............................................          722,072
   2,000,000  Green Tree Financial Corp., Series 1997-3,
                 Class M1, 7.53%, 3/15/28 .............................................        1,331,250
   8,500,000  Green Tree Financial Corp., Series 1998-6
                 Class M1, 6.63%, 6/01/30 .............................................        4,085,312
  27,240,195  Green Tree Financial Corp., Series 1999-4,
                 Class M1, 7.60%, 5/01/31 .............................................        3,830,652
   5,000,000  GreenPoint Manufactured Housing Contract Trust, Series 1999-5,
                 Class M2, 9.23%, 12/15/29 ............................................        2,126,590
   4,000,000  Halyard CBO I, Ltd., Series 1A, Class B, 6.52%, 3/24/10**+  .............        2,722,584
   3,505,836  Long Beach Mortgage Loan Trust, Series 2002-2,
                 Class M3, 7.21%, 7/25/32+ ............................................        3,152,745
   1,873,379  Longhorn CDO Ltd., Series 1, Class C, 10.97%, 5/10/12**+ ................        1,760,977
   8,506,000  Merit Securities Corp., Series 13, Class M2, 8.65%, 12/28/33+ ...........        3,657,580
   5,000,000  North Street Referenced Linked Notes, Series 2000-1,
                 Class B, 6.18%, 7/30/10**+ ...........................................        4,053,125
   2,100,000  Oakwood Mortgage Investors, Inc., Series 1999-B,
                 Class M1, 7.18%, 12/15/26  ...........................................          309,750
   2,852,512  Oakwood Mortgage Investors, Inc., Series 2001-C,
                 Class  A3, 6.61%, 2/15/21** ..........................................        1,797,082
   5,250,000  Park Place Securities, Inc., Series 2005-WCH1,
                 Class M10, 7.46%, 1/25/36**+  ........................................        4,744,903
   4,981,408  Pegasus Aviation Lease Securitization III, Series 2001-1A,
                 Class A3, 5.53%, 3/10/14**+ ..........................................        4,312,032


Page 4                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

   PRINCIPAL                                                                               MARKET
     VALUE                                    DESCRIPTION                                  VALUE
---------------  -----------------------------------------------------------------     ----------------
ASSET BACKED SECURITIES - CONTINUED
$     3,425,000  Structured Asset Securities Corp., Series 2004-S3,
                    Class M9, 6.00%, 11/25/34**+. ................................     $      3,213,191
      5,032,000  Structured Asset Securities Corp., Series 2005-S6,
                    Class B2, 7.46%, 11/25/35**+ .................................            4,319,394
      2,000,000  Sutter CBO Ltd., Series 2000-2A, Class B2, 11.36%, 1/30/13** ....            1,755,674
      3,000,000  Wilbraham CBO Ltd., Series 1A, Class A2, 5.39%, 7/13/12**+                   2,370,000
                                                                                       ----------------
                 TOTAL ASSET BACKED SECURITIES ...................................           80,170,422
                 (Cost $80,559,922)                                                    ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
     12,819,306  CWALT, Inc., Pass-Through Certificates, Series 2005-56,
                    Class B5, 6.21%, 11/25/35**+ .................................            2,548,824
      3,992,325  CWALT, Inc., Pass-Through Certificates, Series 2005-56,
                    Class B4, 6.21%, 11/25/35**+ .................................            2,356,063
      1,398,000  Washington Mutual, Series 2006-AR4,
                    Class B13, 6.16%, 5/25/46**+ .................................              845,617
      3,497,682  Washington Mutual, Series 2006-AR4,
                    Class B14, 6.16%, 5/25/46**+ .................................              690,670
      4,164,500  WMALT Mortgage Pass-Through Certificates, Series 2006-AR2,
                    Class B13, 6.71%, 4/25/46+ ...................................            2,408,734
                                                                                       ----------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .......................            8,849,908
                 (Cost $8,768,488)                                                     ----------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
     44,217,398  Government National Mortgage Association, Series 2003-59,
                    Class XA, IO, 0.61%, 6/16/34+ ................................            3,937,312
      3,073,148  LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                    Class S, 5.87%, 11/15/33** ...................................            1,766,725
                                                                                       ----------------
                 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES .....................            5,704,037
                 (Cost $5,404,694)                                                     ----------------

CORPORATE BONDS AND NOTES - 18.2%
      3,000,000  Alliance One International, Inc., Company Guarantee,
                    11.00%, 5/15/12 ..............................................            2,865,000
      2,000,000  Banctec Inc., Senior Note, 7.50%, 6/01/08 .......................            1,452,500
      2,000,000  Doe Run Resources Corp., Series AI, Company Guarantee,
                    11.75%, 11/01/08** ...........................................            1,730,000
      2,000,000  Elgin National Industries, Inc., Series B, Company Guarantee,
                    11.00%, 11/01/07 .............................................            1,970,000
      3,000,000  GSI Group Inc., Company Guarantee, 12.00%, 5/15/13 ..............            3,097,500
      2,000,000  Interactive Health, LLC, Senior Note, 7.25%, 4/01/11** ..........            1,610,000
      2,000,000  Interdent Service Corp., Company Guarantee, 10.75%, 12/15/11 ....            1,770,000
      1,500,000  Metallurg Holdings, Inc., Secured Senior Note, 1
                    0.50%, 10/01/10** ............................................            1,432,500
      2,000,000  Milacron Escrow Corp., Secured Senior Note, 11.50%, 5/15/11 .....            1,915,000
      2,500,000  Motors and Gears Holdings Inc., Series D, Senior Note,
                    10.75%, 11/15/06 .............................................            2,503,125


                       See Notes to Financial Statements.                 Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

   PRINCIPAL                                                                               MARKET
    VALUE                                     DESCRIPTION                                   VALUE
----------------  -----------------------------------------------------------------    --------------
CORPORATE BONDS AND NOTES - CONTINUED
$      2,500,000  Mrs Fields Famous Brands, LLC, Secured Senior Note,
                     11.50%, 3/15/11 ..............................................    $    2,284,375
       1,000,000  PCA Finance Corp., LLC, Secured Senior Note,
                     14.00%, 6/01/09** ............................................         1,018,700
       2,000,000  Pipe Acquisition Finance, Secured Senior Note,
                     10.91%, 12/15/10**+ ..........................................         1,990,000
       2,000,000  Spansion LLC, Senior Note, 11.25%, 1/15/16** ....................         2,070,000
       2,000,000  TriMas Corp., Company Guarantee, 9.88%, 6/15/12 .................         1,885,000
       2,000,000  Uno Restaurant Holdings Corp., Senior Note, 10.00%, 2/15/11** ...         1,610,000
       2,000,000  Wolverine Tube, Inc., Senior Note, 7.38%, 8/01/08** .............         1,610,000
                                                                                       --------------
                  TOTAL CORPORATE BONDS AND NOTES .................................        32,813,700
                  (Cost $32,922,334)                                                   --------------

     SHARES
----------------
PREFERRED SECURITIES - 7.4%
       2,000,000  Babson CLO Ltd.** ...............................................         1,720,000
       1,000,000  Flagship CLO, Series 2005-4I, Subordinated** ....................           930,000
         350,000  Independence III CDO, Ltd., Series 3A, Class PS** ...............           525,000
       6,500,000  MM Community Funding III, Series 3A,
                     Subordinated Note** ..........................................         4,216,875
       4,775,000  Pro Rata Funding Ltd. Inc.** ....................................         3,867,750
       2,000,000  Soloso CDO Ltd., Series 2005-1** ................................         1,990,000
                                                                                       --------------
                  TOTAL PREFERRED SECURITIES ......................................        13,249,625
                  (Cost $13,308,810)                                                   --------------

                  TOTAL INVESTMENTS - 78.3% .......................................       140,787,692
                  (Cost $140,964,248)*

                  NET OTHER ASSETS AND LIABILITIES - 21.7% ........................        39,112,628
                                                                                       --------------
                  NET ASSETS - 100.0% .............................................    $  179,900,320
                                                                                       ==============

----------
 *    Aggregate cost for federal income tax and financial reporting purposes.

** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. At April 30, 2006, these securities amounted to $89,478,485, or 49.74% of net assets (Note 2C).

 + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

IO    Interest only


Page 6                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
  (Cost $140,964,248) ............................................................................        $ 140,787,692
Cash .............................................................................................           54,772,029
Receivables:
  Interest .......................................................................................            2,120,660
                                                                                                          -------------
  Total Assets ...................................................................................          197,680,381
                                                                                                          -------------
LIABILITIES:
Payables:
     Investment securities purchased .............................................................           17,217,176
     Offering costs ..............................................................................              376,209
     Investment advisory fees ....................................................................              132,722
     Printing fees ...............................................................................               17,671
     Administrative fees .........................................................................               14,747
     Audit and legal fees ........................................................................               12,599
     Trustees' fees and expenses .................................................................                3,333
Accrued expenses .................................................................................                5,604
                                                                                                          -------------
     Total Liabilities ...........................................................................           17,780,061
                                                                                                          -------------
NET ASSETS .......................................................................................        $ 179,900,320
                                                                                                          =============
NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................        $     813,078
Net unrealized depreciation of investments .......................................................             (176,556)
Par value ........................................................................................               94,052
Paid-in capital ..................................................................................          179,169,746
                                                                                                          -------------
  Total Net Assets ...............................................................................        $ 179,900,320
                                                                                                          =============
NET ASSET VALUE, per Common Share
  (par value $0.01 per Common Share) .............................................................        $       19.13
                                                                                                          =============
Number of Common Shares outstanding (unlimited number of Common Shares has been  authorized) .....            9,405,236
                                                                                                          =============


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND II
STATEMENT OF OPERATIONS*
FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest ....................................................................................          $ 1,017,051
                                                                                                       -----------
  Total investment income ...................................................................            1,017,051
                                                                                                       -----------
EXPENSES:
Investment advisory fees ....................................................................              145,982
Printing fees ...............................................................................               17,671
Administration fees .........................................................................               16,220
Audit and legal fees ........................................................................               12,600
Transfer agent fees .........................................................................                5,292
Trustees' fees and expenses .................................................................                3,333
Custodian fees ..............................................................................                  706
Other .......................................................................................                2,169
                                                                                                       -----------
  Total expenses ............................................................................              203,973
                                                                                                       -----------
NET INVESTMENT INCOME .......................................................................              813,078
                                                                                                       -----------
NET UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net change in unrealized appreciation/(depreciation) of investments during the period .......             (176,556)
                                                                                                       -----------
Net unrealized loss on investments ..........................................................             (176,556)
                                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................          $   636,522
                                                                                                       ===========

----------
*     The Fund commenced operations on March 21, 2006.


Page 8                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        PERIOD
                                                                                                         ENDED
                                                                                                       4/30/2006*
                                                                                                      (UNAUDITED)
                                                                                                     -------------
OPERATIONS:
Net investment income .....................................................................          $     813,078
Net change in unrealized appreciation/(depreciation) of investments during the period .....               (176,556)
                                                                                                     -------------
Net increase in net assets resulting from operations ......................................                636,522

CAPITAL TRANSACTIONS:
Net proceeds from sale of 9,405,236 Common Shares .........................................            179,640,008
Offering costs ............................................................................               (376,210)
                                                                                                     -------------
Total capital transactions ................................................................            179,263,798
                                                                                                     -------------
Net increase in net assets ................................................................            179,900,320

NET ASSETS:
Beginning of period .......................................................................                     --
                                                                                                     -------------
End of period .............................................................................          $ 179,900,320
                                                                                                     =============
Undistributed net investment income at end of period ......................................          $     813,078
                                                                                                     =============

----------
*     The Fund commenced operations on March 21, 2006.


                    See Notes to Financial Statements.                    Page 9

FIRST TRUST STRATEGIC HIGH INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   PERIOD
                                                                    ENDED
                                                                  4/30/2006*
                                                                 (UNAUDITED)
                                                                 -----------
Net asset value, beginning of period ........................    $     19.10
                                                                 -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................................           0.09
Net unrealized loss on investments ..........................          (0.02)
                                                                 -----------
Total from investment operations ............................           0.07
                                                                 -----------
Common Shares offering costs charged to paid-in capital .....          (0.04)
                                                                 -----------
Net asset value, end of period ..............................    $     19.13
                                                                 ===========
Market value, end of period .................................    $     20.00
                                                                 ===========

TOTAL RETURN BASED ON NET ASSET VALUE (a)+ ..................           0.16%
                                                                 ===========
TOTAL RETURN BASED ON MARKET VALUE (b)+ .....................           0.00%
                                                                 ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................    $   179,900
Ratio of total expenses to average net assets ...............           1.26%**
Ratio of net investment income to average net assets ........           5.01%**
Portfolio turnover rate .....................................           4.91%

----------
*     The Fund commenced operations on March 21, 2006.

**    Annualized.

(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.

+     Total return is not annualized for periods less than one year.


Page 10                See Notes to Financial Statements.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           APRIL 30, 2006 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Strategic High Income Fund II (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on January 18, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FHY on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund intends to achieve its investment objective by investing in a diversified portfolio of non-investment grade and investment grade debt securities that the sub-advisor believes offers an attractive yield and/or capital appreciation potential. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature within 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES:

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II

                           APRIL 30, 2006 (UNAUDITED)

exempt from registration. As of April 30, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                               ACQUISITION     CARRYING VALUE
SECURITY                                                                           DATE            PER UNIT         COST
--------                                                                           ----            --------         ----
ACLC Business Loan Receivables Trust, Series 1999-2, Class D                     4/25/06             96.00        1,428,743
Argent Securities Inc., Series 2004-PW1, Class M10                                4/4/06             90.75        3,972,204
Babson CLO Ltd.                                                                  3/31/06              0.86        1,735,528
Conseco Finance Securitizations Corp., Series 1999-6, Class M1                   4/27/06              9.34          679,286
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B4                 4/11/06             59.01        2,336,804
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B5                 4/11/06             19.88        2,500,514
Doe Run Resources Corp., Company Guarantee (in default)                          3/31/06             86.50        1,780,403
EMAC Owner Trust, LLC, Series 1998-1, Class A3                                   4/11/06             76.15        3,806,728
EMAC Owner Trust, LLC, Series 2000-1, Class A1                                   4/11/06             66.06        2,946,194
EMAC Owner Trust, LLC, Series 2000-1, Class A2                                   4/25/06             67.06        3,531,451
Flagship CLO, Series 2005-4I, Subordinated                                       4/17/06              0.93          934,056
FMAC Loan Receivables Trust, Series 1996-B, Class A2                             4/25/06             78.96        2,383,869
FMAC Loan Receivables Trust, Series 1998-CA, Class A3                            4/11/06             85.75        5,163,556
Halyard CBO I, Ltd., Series 1A, Class B                                          4/11/06             68.06        2,722,552
Independence III CDO, Ltd., Series 3A, Class PS                                  4/11/06              1.50          528,063
Interactive Health, LLC, Senior Note                                              4/3/06             80.50        1,698,225
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class S                        4/25/06             57.49        1,751,870
Longhorn CDO Ltd., Series 1, Class C                                              4/4/06             94.00        1,808,877
Metallurg Holdings, Inc., Senior Secured Note                                    3/31/06             95.50        1,466,682
MM Community Funding III, Series 3A, Subordinated Note                           4/12/06              0.65        4,216,875
North Street Referenced Linked Notes, Series 2000-1, Class B                     4/21/06             81.06        4,103,245
Oakwood Mortgage Investors Inc., Series 2001-C, Class A3                         4/27/06             63.00        1,797,082
Park Place Securities, Inc., Series 2005-WCH1, Class M10                          4/4/06             90.38        4,718,725
PCA Finance Corp., LLC, Secured Note                                              4/6/06            101.87        1,020,000
Pegasus Aviation Lease Securitization III, Series 2001-1A, Class A3              4/11/06             86.56        4,319,322
Pipe Acquisition Finance, Secured Note                                           3/31/06             99.50        2,005,184
Pro Rata Funding Ltd. Inc.                                                       4/11/06              0.81        3,890,161
Soloso CDO Ltd., Series 2005-1                                                   4/24/06              1.00        1,998,037
Spansion LLC, Senior Note                                                        3/31/06            103.50        1,955,376
Structured Asset Securities Corp., Series 2004-S3, Class M9                      4/21/06             93.82        3,212,989
Structured Asset Securities Corp., Series 2005-S6, Class B2                      4/21/06             85.84        4,379,498
Sutter CBO Ltd., Series 2000-2A, Class B2                                         4/4/06             87.78        1,761,756
Uno Restaurant Holdings Corp., Senior Note                                       3/31/06             80.50        1,676,037
Washington Mutual, Series 2006-AR4, Class B13                                    4/11/06             60.49          846,314
Washington Mutual, Series 2006-AR4, Class B14                                    4/11/06             19.75          689,481
Wilbraham CBO Ltd., Series 1A, Class A2                                          4/11/06             79.00        2,344,047
Wolverine Tube, Inc., Senior Note                                                3/31/06             80.50        1,600,563

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

E. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           APRIL 30, 2006 (UNAUDITED)

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Valhalla have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $376,210, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.90% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liablities other than the principal amount of borrowings).

Valhalla, a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision.The Sub-Advisor receives a portfolio management fee of 0.40% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all board meetings and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the period ended April 30, 2006, aggregated amounts were $140,794,002 and $3,480,842, respectively.

Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments, for the period ended April 30, 2006, aggregated amounts were $3,647,935 and $0, respectively.

As of April 30, 2006, the aggregate gross unrealized appreciation for all securities in which there as an excess of value over tax cost was $810,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $987,193.

                                5. COMMON SHARES

As of April 30, 2006, 9,405,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                         PERIOD ENDED
                                                        APRIL 30, 2006
                                                        --------------
                                                    SHARES            AMOUNT
                                                    ------            ------
Proceeds from Common Shares sold .........         9,405,236      $ 179,640,008
Offering costs ...........................                --           (376,210)
                                                ------------      -------------
                                                   9,405,236      $ 179,263,798
                                                ============      =============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           APRIL 30, 2006 (UNAUDITED)

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2006, no Preferred Shares had been issued.

                            7. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

Non-Investment Grade Securities Risk: The Fund may invest up to 100% of its Managed Assets in non-investment grade securities. Below-investment grade securities are rated below "Baa" by Moody's Investors Service, Inc., below "BBB" by Standard & Poor's Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined to be of comparable credit quality by the Sub-Advisor. Below-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be volatile, and these securities are less liquid than investment grade debt securities.

                              8. SUBSEQUENT EVENTS

On May 22, 2006, the Fund declared a dividend of $0.1667 per share, which represents a dividend from net investment income to Common Shareholders of record June 5, 2006, payable June 15, 2006.

On May 31, 2006, the Fund entered into a Revolving Credit and Security Agreement between the Fund, Liberty Street Funding Corp., as conduit lender and The Bank of Nova Scotia, as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $62,000,000. There were no borrowings outstanding as of April 30, 2006, and there have been no borrowings through June 19, 2006.

Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member to the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           APRIL 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           APRIL 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                BY-LAW AMENDMENT

On June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of developing or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

             BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees approved the Investment Management Agreement (the "Agreement") between First Trust Stategic High Income Fund II (the "Fund") and First Trust Advisors L.P. ("First Trust" or the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Fund, the Advisor, and Valhalla Capital Partners, L.L.C. (the "Sub-Advisor"), at a meeting held on January 23, 2006. The Board received and reviewed data from the Advisor and Sub-Advisor which was provided in response to a request from counsel to the Independent Trustees made in advance of the meeting. The Independent Trustees discussed these responses in a conference call prior to the meeting. At the meeting, the Trustees discussed the materials with the representatives of the Advisor, the Sub-Advisor, Fund counsel and independent counsel. The Independent Trustees met with independent counsel to review their duties and responsibilities in connection with their consideration of the Agreement and the Sub-Advisory Agreement. The Board concluded that the terms of the Agreement and Sub-Advisory Agreement are fair and reasonable and that the Agreement and Sub-Advisory Agreement are in the best interest of the Fund.

The Trustees considered the nature, extent and quality of services to be provided under the Agreement, noting that the Advisor's employees provided management services to other closed-end funds in the First Trust complex, particularly the First Trust Strategic High Income Fund ("FHI"), which has the same investment objectives and substantially the same strategies (apart from the anticipated greater use of leverage by the Fund), with diligence and care. They noted the compliance program that had been developed by the Advisor and the skills of its employees who would be working on the Fund. The Trustees concluded they were comfortable that the Advisor had the capabilities and resources to oversee the operations of the Fund, including overseeing the Sub-Advisor, which was particularly important in light of the start-up nature of the Sub-Advisor.

The Trustees reviewed information compiled by an independent source on management and advisory fees charged to similar closed-end funds, and they discussed with representatives of the Advisor certain differences between those funds and the Fund. The Trustees noted that the management fee to be paid to the Advisor by the Fund was at the same rate as the management fee paid to the Advisor by FHI. Since the Fund is newly organized, the Board did not consider investment performance of the Fund. The Trustees concluded that the fees to be paid under the Agreement were reasonable.

The Trustees considered the nature, extent and quality of services to be provided by the Sub-Advisor, and noted the background and experience of the portfolio managers. The Trustees noted that the Sub-Advisor's portfolio managers currently served as such to FHI as dual employees of the Sub-Advisor and Hilliard Lyons Asset Management. At the meeting the Trustees received a presentation from the three managing members of the Sub-Advisor, who described the Sub-Advisor's experience and investment style. These representatives of the Sub-Advisor described the recent formation of the Sub-Advisor as well as the infrastructure to be built and the compliance program that had been developed. These factors were important to the Independent Trustees in their determinations. The Trustees also considered the background of the other employees and advisors of the Sub-Advisor, including the resumes of its current and prospective Chief Compliance Officers. The Independent Trustees noted that the Advisor or an affiliate would have a minority ownership interest in the Sub-Advisor and they concluded that the investment would enable more informed oversight of the Sub-Advisor. The Trustees also considered that the Sub-Advisor would not use any portion of Fund commissions to pay for research. The Trustees concluded that the Sub-Advisor had the capability to provide the necessary investment advisory services to the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           APRIL 30, 2006 (UNAUDITED)

The Trustees considered the fees to be paid under the Sub-Advisory Agreement and noted that the fees would be paid by the Advisor from its advisory fee. The Sub-Advisor provided information on fees charged to clients for which it provides discretionary, investment supervisory services, and the Trustees noted that those fees generally were the same as or higher than the fees to be paid under the Sub-Advisory Agreement. The Trustees also noted that the fees to be paid under the Sub-Advisory Agreement were at the same rate as the fees payable under the sub-advisory agreement for FHI. The Trustees reviewed an estimated budget prepared by the Sub-Advisor based on the fees projected to be received from the Advisor for its investment advisory services to the Fund. The Trustees concluded that the fees to be paid under the Sub-Advisory Agreement were reasonable.

The Trustees considered the Advisor's representation that the Fund's overall fee structure is not structured to pass on the benefits of economies of scale on to the shareholders as assets grow, but noted that assets are not expected to grow significantly after the initial issuance of shares since additional shares are expected to be issued only through the Fund's dividend reinvestment plan. The Trustees noted that the Advisor intended to continue to make investments in infrastructure and personnel. The Board considered the estimated level of profit to the Advisor under the Agreement and noted that a portion of the fee payable by the Fund to the Advisor would then be payable to the Sub-Advisor. They took this and other costs to be borne by the Advisor in connection with its services to be performed under the Agreement into consideration in analyzing the estimated profitability. The Trustees noted that the Advisor was unable to estimate the profitability of the Agreement to the Advisor, but they concluded that the anticipated profitability was not unreasonable. The Board did not consider an estimated level of profit to the Sub-Advisor under the Sub-Advisory Agreement, although the Trustees did consider the budget prepared by the Sub-Advisor. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and Sub-Advisor, and that the Sub-Advisor would be paid by the Advisor. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor their exposure to investors and brokers who, in the absence of the Fund, may have no dealings with the Advisor.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that the Advisor and Sub-Advisor had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees concluded unanimously that it was in the best interest of the Fund to approve the Agreement and the Sub-Advisory Agreement.

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ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND II

By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.